OPERATING INCOME - Contract assets and contract liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING INCOME
Accounts receivable from contracts with customers, net	$ 257,262	$ 259,516	$ 192,029
Liabilities from contracts with customers	68,040	60,128	56,856
Allowances for receivables from customers	$ 23,639	$ 21,591	$ 15,330
Weighted-average expected period for income recognition	1 year 6 months	1 year 3 months 18 days	1 year 7 months 6 days
Income recognized during the year	$ 53,906	$ 55,179	$ 45,656
Increase (decrease) in contract liabilities	$ 7,912	$ 3,272